Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk

As of December 31, 2013 and 2012, outstanding financial instruments whose contract amounts represent credit risk were as follows:

	2013	2012
	(dollars in thousands)

Commitments to extend credit	$67,865	$71,997
Credit card commitments	8,016	7,957
Standby letters of credit	1,100	1,100

	$76,981	$81,054